Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Share Capital [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Shares [Member]		Noncontrolling Interest [Member]
BEGINNING BALANCE at Dec. 31, 2012	$ 447,513	$ 2,102	$ 274,856	$ 228,569	$ 628	$ (59,151)		$ 509
BEGINNING BALANCE, Shares at Dec. 31, 2012		45,633,000
Comprehensive income	38,942			40,001	(219)			(840)
Acquisition of treasury shares	(25,795)					(25,795)
Exercise of employee equity awards	3,312	$ 22	3,290			0	[1]
Exercise of employee equity awards, Shares		571,000
Compensation relating to equity awards granted to employees and others	3,182		3,013					169
ENDING BALANCE at Dec. 31, 2013	467,154	$ 2,124	281,159	268,570	409	(84,946)		(162)
ENDING BALANCE, Shares at Dec. 31, 2013		46,204,000
Comprehensive income	32,875			35,380	(2,389)			(116)
Acquisition of treasury shares	(14,593)					(14,593)
Acquisition of non- controlling interest			551					(551)
Exercise of employee equity awards	8,253	$ 39	8,214
Exercise of employee equity awards, Shares		1,060,000
Compensation relating to equity awards granted to employees and others	3,192		3,132					60
ENDING BALANCE at Dec. 31, 2014	$ 496,881	$ 2,163	293,056	303,950	(1,980)	(99,539)		(769)
ENDING BALANCE, Shares at Dec. 31, 2014	41,852,928	47,264,000
Comprehensive income	$ 57,190			56,771	474			(55)
Exercise of employee equity awards	9,869	$ 46	9,823
Exercise of employee equity awards, Shares		1,226,000
Compensation relating to equity awards granted to employees and others	3,816		3,733					83
ENDING BALANCE at Dec. 31, 2015	$ 567,756	$ 2,209	$ 306,612	$ 360,721	$ (1,506)	$ (99,539)		$ (741)
ENDING BALANCE, Shares at Dec. 31, 2015	43,079,320	48,490,000

[1]	Represents an amount of less than $1,000